Offerings	May 30, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Ventas Realty, Limited Partnership 5.100% Senior Notes due 2032
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 496,955,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,083.81
Offering Note	The notes issued by Ventas Realty, Limited Partnership will be fully and unconditionally guaranteed, on a senior unsecured basis, by Ventas, Inc. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate filing fee is required for the guarantee.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Ventas, Inc. Guarantees of 5.100% Senior Notes due 2032
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1.